Reconciliation of profit before taxation to headline operating profit	12 Months Ended
Dec. 31, 2024
Disclosure Of Reconciliation Of Profit Before Interest And Taxation To Headline PBIT [Abstract]
Reconciliation of profit before taxation to headline operating profit
30. Reconciliation of profit before taxation to headline operating profit
Reconciliation of profit before taxation to headline operating profit:

	2024	2023	2022
	£m	£m	£m
Profit before taxation	1,031	346	1,160
Finance and investment income	(137)	(127)	(145)
Finance costs	417	389	359
Revaluation and retranslation of financial instruments	50	(7)	(76)
Profit before interest and taxation	1,361	601	1,298
(Earnings)/loss from associates	(36)	(70)	60
Operating profit	1,325	531	1,358
Goodwill impairment	237	63	38
Amortisation and impairment of acquired intangible assets	93	728	62
Other impairment charges	26	18	77
Restructuring and transformation costs	251	196	219
Property-related restructuring costs	26	232	18
(Gains)/losses on disposal of investments and subsidiaries	(322)	(7)	36
Gain on disposal of property	(7)	—	—
Other transaction costs	10	—	—
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	—	(66)
Legal provision charges/(gains)	68	(11)	—
Headline operating profit	1,707	1,750	1,742
Headline operating profit is one of the metrics that management uses to assess the performance of the business. Reconciling items in the above table are components of operating profit, which are included in Note 3: Costs of services and general and administrative costs.